Debt (Details) - Schedule of Roll-Forward of the Derivative Liabilities - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Schedule Of Roll Forward Of The Derivative Liabilities Abstract
Balance at December 31, 2022
Initial fair value of derivative liabilities upon issuance			2,613,177
Gain on change in fair value of derivative liabilities	$ (425,977)		(425,977)
Extinguishment of derivative liabilities upon conversion of convertible notes			(864,576)
Balance at September 30, 2023	$ 1,322,624		$ 1,322,624